Angel Oak Mortgage Trust 2024-3 ABS-15G

Exhibit 99.31

Exception Level
Run Date - 02/15/2024
Recovco Loan ID	Loan # 1	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
XXX	2024030526	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl 3)	Missing Third Party Valuation Product to support the appraisal value within XXX variance.				XXX Issue resolved. Client proivded additional AVM to support value
XXX	2024030529	Resolved	XXX	Value used by lender not supported	* Value used by lender not supported (Lvl 3)	XXX New Finding: There is no CU or LCA score in the file. Need secondary valuation.			XXX Resolved. Lender provided updated AVM to support value	XXX Resolved. Lender provided updated AVM to support value
XXX	2024030531	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl 3)	Missing Third Party Valuation Product to support the appraisal value within XXX variance.			XXX Resolved. Lender provided updated AVM to support value	XXX Resolved. Lender provided updated AVM to support value
XXX	2024030535	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl 2)	Missing Third Party Valuation Product to support the appraisal value within XXX variance. CU risk score of XXX and LCA risk score of XXX documented in the file.			XXX - Resolved. Additional valuation waived by client due to XXX.	XXX - Resolved. Additional valuation waived by client due to XXX.
XXX	2024030538	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl 3)	Missing Third Party Valuation Product to support the appraisal value within XXX variance.			XXX Resolved. Lender provided updated valuation to support value.	XXX Resolved. Lender provided updated valuation to support value.
XXX	2024030095	Waived	XXX	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl 2)W	The guideline requires a consumer credit pay history of XXX The credit report (page 350) reflects a payment history of XXX for a revolving account, dated XXX The file contained an Exception Approval (page 672) citing derogatory credit and was approved on XXX	XXX LTV is below the maximum XXX LTV by XXX
XXX  Representative credit score exceeds the minimum required credit score of XXX  by XXX  Points.
XXX  reserves exceed the minimum required of XXX  exceeds the minimum by XXX  months over the required minimum.
DSCR ratio of XXX  exceeds the minimum requirement of XXX  by XXX  points.
XXX  mortgage history for XXX  months.
									XXX :Acknowledged: Finding Remains. The guideline requires a consumer credit pay history of XXX The credit report (page 350) reflects a payment history of XXX for a revolving account, dated XXX The file contained an Exception Approval (page 672) citing derogatory credit and was approved on XXX	XXX Acknowledged: Finding Remains. The guideline requires a consumer credit pay history of XXX The credit report (page 350) reflects a payment history of XXX for a revolving account, dated XXX The file contained an Exception Approval (page 672) citing derogatory credit and was approved on XXX
XXX	2024030522	Resolved	XXX	Missing sufficient employment documentation (ATR)	* Missing sufficient employment documentation (ATR) (Lvl R)	The CPA letter (p.627) states the name of the only business owned by the borrower is XXX with a Federal ID of XXX ; however, the bank statements and XXX search show the business as XXX. with a Federal ID of XXX The loan file does not contain clarification for the discrepancy.	Low LTV of XXX vs XXX DTI of XXX vs XXX Residual income of XXX monthly	XXX Resolved. Escalated review. Application states XXX, the Bank Statements are in the name of the XXX. The validated income in the name of XXX Validates XXX with the tax ID for the business. Fraud Report Validation of XXX. The CPA letter is not required per guidelines and is inconsistent with the follow-up contact with the CPA. Angel Oak attested that they called the CPA and they verbally verified that there were XXX businesses but would not provide a letter as they no longer represented the borrow.

XXX  Remains: no documentation provided to clear finding. Per XXX  XXX  Auto Sales is a different business than XXX . CPA letter references ownership of XXX
XXX  Remains. Received statement stating that the letter will not be provided from the CPA which does not clear the finding

XXX  Remains. The lender sent an exception for the XXX  business names and XXX  stating - borrower owns both businesses based on SOC findings. Income is sufficient form just one business to qualify. Other details not required. Nothing was received outside of this exception to validate why there are XXX  businesses with different numbers. All income and XXX  is for XXX,  CPA letter is for XXX. Compensating factors do not clear this discrepancy.

XXX  Remains. Received exception as stated above.
XXX remains. Lender provided exception but does not state CPA letter is not required to verify ownership percentage	XXX Resolved. XXX review. Application states XXX , the Bank Statements are in the name of the XXX. The validated income in the name of XXX Validates XXX with the tax ID for the business. Fraud Report Validation of XXX. The CPA letter is not required per guidelines and is inconsistent with the follow-up contact with the CPA. Angel Oak attested that they called the CPA and they verbally verified that there were XXX businesses but would not provide a letter as they no longer represented the borrow.

XXX  Remains: no documentation provided to clear finding. Per XXX  is a different business than XXX. CPA letter references ownership of XXX
XXX  Remains. Received statement stating that the letter will not be provided from the CPA which does not clear the finding

XXX  Remains. The lender sent an exception for the XXX business names and XXX stating - borrower owns both businesses based on XXX findings. Income is sufficient form just one business to qualify. Other details not required. Nothing was received outside of this exception to validate why there are XXX  businesses with different numbers. All income and XXX  is for XXX. CPA letter is for XXX. Compensating factors do not clear this discrepancy.

XXX  Remains. Received exception as stated above.
										XXX remains. Lender provided exception but does not state CPA letter is not required to verify ownership percentage
XXX	2024030522	Resolved	XXX	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl R)	Lender guidelines state no collections in the last XXX months. The credit report reflects a XXX account with XXX that was opened XXX less than XXX months prior to the Note date.	XXX Remains. Received statement stating that the reserves cover the collection balance. Reserves do not offset per guidelines without an exception.

XXX Resolved- Per the guidelines given an exception is not necessary. The borrower has sufficient reserves of XXX to cover the collection of XXX	XXX Remains. Received statement stating that the reserves cover the collection balance. Reserves do not offset per guidelines without an exception.

										XXX Resolved- Per the guidelines given an exception is not necessary. The borrower has sufficient reserves of XXX to cover the collection of XXX
XXX	2024030524	Resolved	XXX	Credit	* Missing Documentation (Lvl R)	The XXX statement (p.10-11) reflects XXX XXX with a line amount of XXX and XXX with a line amount of XXX Per the Site X report for XXX, the XXX of XXX is secured by this property and audit has included the payment to this property; however, there is no documentation in the file to verify what property the XXX XXX is secured to. Audit has included this payment of XXX in with consumer debt to ensure it is included in the audit DTI; however, verification of the property it is secured to is required.	DTI is XXX below maximum DTI of XXX
XXX  Representative credit score exceeds the minimum required credit score of XXX  by XXX  Points.
XXX ( XXX  months) reserves exceed the minimum required of XXX  (XXX months)
Borrower has XXX  residual income after all expenses.
Borrower has been employed in same career XXX  for years and self-employed for XXX  years.
XXX  mortgage history for XXX  months on his primary residence and XXX  mortgage history for XXX  months on rental property.
								XXX credit line attached to XXX - Sitex Report follows. Alone with borrower XXX. XXX payments were included for both proeprties. Taxes taken from site x reports and HOI determined by above market rates for this area.	XXX Resolved. The credit line belongs to XXX that was sold XXX See Sitex Report.	XXX Resolved. The credit line belongs to XXX that was sold XXX See Sitex Report.
XXX	2024030524	Resolved	XXX	Missing sufficient employment documentation (ATR)	* Missing sufficient employment documentation (ATR) (Lvl R)	The loan file is missing the CPA letter confirming ownership percentage as required by the XXX.			XXX Resolved. Received LOX from lender. Used State of XXX Article to verify that the borrower is the only owner	XXX Resolved. Received LOX from lender. Used State of XXX Article to verify that the borrower is the only owner
XXX	2024030524	Resolved	XXX	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl R)	The loan application reflects the property located at XXX, XXX is owned free and clear; however, the Site X report (p.362) shows a Privately held mortgage from XXX in the amount of XXX obtained XXX (p.362-363) and the fraud report (p.503) confirms this mortgage. The loan file does not contain evidence this is satisfied.	DTI is XXX below maximum DTI of XXX
XXX  Representative credit score exceeds the minimum required credit score of XXX  by XXX  Points.
XXX  (XXX months) reserves exceed the minimum required of XXX  (XXX months)
Borrower has XXX  residual income after all expenses.
Borrower has been employed in same career XXX  for years and self-employed for XXX  years.
XXX  mortgage history for XXX  months on his primary residence and XXX  mortgage history for XXX  months on rental property.
									XXX Remains. Did not receive validation that this home was sold and is no longer borrowers obligation or proof of the terms of the obligation to include into the DTI. Assumptions on this property and piti can not be made.	XXX Remains. Did not receive validation that this home was sold and is no longer borrowers obligation or proof of the terms of the obligation to include into the DTI. Assumptions on this property and piti can not be made.
XXX	2024030524	Resolved	XXX	Guidelines	* Missing Documentation (Lvl R)	The final loan application reflects an HOA payment of XXX for the borrower’s primary residence and documentation provided confirms XXX are included in the XXX Home payment of XXX The loan file is missing verification of the HOA payment of XXX for the borrower’s primary residence.	DTI is XXX below maximum DTI of XXX
XXX  Representative credit score exceeds the minimum required credit score of XXX  by XXX  Points.
XXX  (XXX months) reserves exceed the minimum required of XXX  (XXX months)
Borrower has XXX  residual income after all expenses.
Borrower has been employed in same career XXX  for years and self-employed for XXX  years.
XXX  mortgage history for XXX  months on his primary residence and XXX  mortgage history for XXX  months on rental property.
									XXX Remains. Received statement not nothing why the PR has an HOA fee but missing the updated final 1003 XXX Resolved. Borrower indicated there is no HOA for the primary residence.	XXX Remains. Received statement not nothing why the PR has an HOA fee but missing the updated final 1003 XXX Resolved. Borrower indicated there is no HOA for the primary residence.
XXX	2024030524	Resolved	XXX	Unable to verify PITI on simultaneous loan (ATR)	* Unable to verify PITI on simultaneous loan (ATR) (Lvl R)	The following REO PITIA have not been properly documented:XXX is missing evidence of the HOI payment; XXX is missing evidence of the HOI payment; XXX is missing evidence of the HOI payment; XXX . Orem is reflected on the loan application as being refinanced with XXX concurrently with a loan amount of XXX The loan file is missing the final CD for the refinance verifying the XXX private mortgage with XXX is satisfied and what the new PITI is. It is to be noted, the file contains a SiteX report which confirms the taxes, but the file is missing evidence of the HOI so if it is not XXX in the new mortgage, evidence of the HOI is also required; XXX is reflected on the loan application as being refinanced with AOMS concurrently with a loan amount of XXX The loan file is missing the final CD for the refinance verifying the private mortgage with XXX is satisfied and what the new PITI is. It is to be noted, the file contains evidence of the taxes and insurance; however, the new P&I is unknown. Audit has used the figures from the 1003 for all of the above properties to calculate DTI as verification is not available.	DTI is XXX below maximum DTI of XXX
XXX  Representative credit score exceeds the minimum required credit score of XXX  by XXX  Points.
XXX  (XXX months) reserves exceed the minimum required of XXX  (XXX months)
Borrower has XXX  residual income after all expenses.
Borrower has been employed in same career XXX  for years and self-employed for XXX  years.
XXX  mortgage history for XXX  months on his primary residence and XXX  mortgage history for XXX  months on rental property.
								Borrower XXX in file - no insurance is held on XXX. The tennants pay for the insurance but what was provided had expired. an estimate of XXX monthly which is above above market to provide a HOI espenses. As mentioned above this is the same situation with XXX as well. The system reflects the XXX monthly insurance estimate for all prperties where an unexpired HOI bill was not received. This will be refelected on the final 1003 and 1008 as well.	XXX Remains. Received LOX stating that there is no HOI for XXX, XXX, and XXX. Missing CD for XXX. XXX and XXX XXX Resolved. Received CD's from the refinance of XXX. XXX and XXX	XXX Remains. Received LOX stating that there is no HOI for XXX, XXX, and XXX. Missing CD for XXX. XXX and XXX XXX Resolved. Received CD's from the refinance of XXX. XXX and XXX
XXX	2024030524	Waived	XXX	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	The borrower purchased the subject property XXX which is less than the required XXX month seasoning for a cash out refinance. Additionally, it was owned more than XXX months and property report shows it was purchased with a loan; therefore, it is not eligible for Delayed Financing.	DTI is XXX below maximum DTI of XXX
XXX  Representative credit score exceeds the minimum required credit score of XXX  by XXX  Points.
XXX  (XXX months) reserves exceed the minimum required of XXX  (XXX months)
Borrower has XXX  residual income after all expenses.
Borrower has been employed in same career XXX  for years and self-employed for XXX  years.
XXX  mortgage history for XXX  months on his primary residence and XXX  mortgage history for XXX  months on rental property.
									XXX Acknowledged: Finding Remains. Loan file contains the following compensating factors to offset XXX months ownership with chase out vs XXX months required. Borrower has a XXX credit score vs XXX required, XXX in reserves which is XXX month piti vs XXX months required,XXX months mortgage history reported XXX residual income over XXX monthly and XXX years in the same field.	XXX Acknowledged: Finding Remains. Loan file contains the following compensating factors to offset XXX months ownership with chase out vs XXX months required. Borrower has a XXX credit score vs XXX required, XXX in reserves which is XXX month piti vs XXX months required,XXX months mortgage history reported XXX , residual income over XXX monthly and XXX years in the same field.
XXX	2024030544	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl 3)	Missing third party valuation to support the appraisal value within XXX variance. UCDP CU risk score XXX			XXX - Resolved. Additional valuation waived by Client due to XXX.	XXX - Resolved. Additional valuation waived by Client due to Rep& Warrant Relief
XXX	2024030525	Resolved	XXX	VVOE > XXX days prior to Note date	* VVOE > XXX days prior to Note date (Lvl R)	The loan file is missing the Verbal VOE dated within XXX days of the Note as required by lender guidelines 6.21.1.			XXX Resolved. Allowing use of current VOE as borrower is still employed with same XXX as a XXX employee, letter received and is in conditions.	XXX Resolved. Allowing use of current VOE as borrower is still employed with same XXX as a XXX employee, letter received and is in conditions.
XXX	2024030523	Resolved	XXX	Payment Shock exceeds guidelines	* Payment Shock exceeds guidelines (Lvl R)	Per the XXX, the maximum payment shock allowed is XXX The monthly PITIA payment on the departure residence located at XXX compared to the subject PITIA of XXX resulting in a payment shock of XXX which exceeds the program XXX.			XXX resolved. Received exception approval for the payment shock	XXX resolved. Received exception approval for the payment shock
XXX	2024030523	Resolved	XXX	Credit	* Missing Documentation (Lvl R)	The mortgage through XXX with a current balance of XXX attached to the property located at XXX was not on the credit report. The loan file is missing the verification of mortgage; therefore, the loan could not be rated.	XXX Remains. Received VOM screen shot but no information regarding the payment history XXX
XXX  Remains. Received mortgage statement but not a VOM
XXX Resolved. Received mortgage statement for XXX in the name of someone other than the borrower	XXX Remains. Received VOM screen shot but no information regarding the payment history XXX
XXX Remains. Received mortgage statement but not a VOM
										XXX Resolved. Received mortgage statement for XXX in the name of someone other than the borrower
XXX	2024030545	Resolved	XXX	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)	The subject loan was qualified with a XXX month XXX. The statements run from XXX to XXX With the exception of XXX , each month's bank statements are missing the last 1 to 3 pages.	XXX Remains. LOX from the lender states that all information was provided within pages but no additional pages have been received XXX: Remains. XXX account was used for income. The loan file is missing pages from the following statements: pages 5 & 6; XXX page 6; XXX pages 5 & 6; XXX page 5; XXX page 5; XXX pages 5 & 6; XXX page 6; XXX page 6; XXX page 6; XXX pages 5 & 6; XXX pages 5 & 6; XXX page 5; XXX page 6; XXX pages 5 & 6; XXX pages 5-7; XXX pages 5-7; XXX page 6; XXX page 6; XXX pages 6 & 7; XXX page 5; XXX page 5; XXX page 5; XXX page 5; and XXX page 6.

XXX: Exception resolved; Based on our review of the documents provided, final two pages of the XXX (XXX), we are comfortable that the other missing pages are standard. These final two pages are Disclosures (Important Account information) and XXX/Account Balance Calculation Worksheet.	XXX Remains. LOX from the lender states that all information was provided within pages but no additional pages have been received XXX Remains.XXX account was used for income. The loan file is missing pages from the following statements: XXX pages 5 & 6; XXX page 6; XXX pages 5 & 6; XXX page 5; XXX page 5; XXX pages 5 & 6; XXX page 6; XXX page 6; XXX page 6; XXX pages 5 & 6; XXX pages 5 & 6; XXX page 5; XXX page 6; XXX pages 5 & 6; XXX pages 5-7; XXX pages 5-7; XXX page 6; XXX page 6; XXX pages 6 & 7; XXX page 5; XXX page 5; XXX page 5; XXX page 5; and XXX page 6.

										XXX Exception resolved; Based on our review of the documents provided, final two pages of the monthly Bank statements (XXX), we are comfortable that the other missing pages are standard. These final two pages are Disclosures (Important Account information) and General Statement Polices/Account Balance Calculation Worksheet.
XXX	2024030545	Resolved	XXX	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	The borrower has a personal bank account through XXX dated XXX that reflects XXX large deposits in the amounts of XXX and XXX from the borrower's XXX which was not explained. When the large deposits are backed out of the total assets the borrower is short XXX in funds to meet closing costs and XXX in reserves for a total short fall of XXX			XXX Remains. the large deposit of XXX was a business transaction for XXX not XXX direct deposited to XXX XXX per the receipt from the lender. the XXX was the profit from the same transaction of the business per the LOX received from the borrower. XXX Remains. Received XXX and XXX XXX statements and business invoices. no explanation provided XXX Resolved. Received invoice for the XXX large deposit. Received additional past invoices supporting the borrower has a history of be hired by his XXX company. The borrower was not able to provide the invoice for the XXX deposit. Audit reduced assets by XXX which. Required funds for closing XXX XXX months reserves XXX = XXX Total verified assets (less XXX deposit) = XXX and XXX (XXX months) reserves.	XXX Remains. the large deposit of XXX was a business transaction for XXX not XXX direct deposited to XXX per the receipt from the lender. the XXX was the profit from the same transaction of the business per the LOX received from the borrower. XXX Remains. Received XXX and XXX XXX statements and business invoices. no explanation provided XXX Resolved. Received invoice for the XXX large deposit. Received additional past invoices supporting the borrower has a history of be hired by his XXX company. The borrower was not able to provide the invoice for the XXX deposit. Audit reduced assets by XXX which. Required funds for closing XXX XXX months reserves XXX = XXX Total verified assets (less XXX deposit) = XXX and XXX (XXX months) reserves.
XXX	2024030545	Resolved	XXX	Missing Title evidence	* Missing Title evidence (Lvl R)	The loan file contains the Closing Protection Letter, but is missing the remaining title work.			XXX Resolved. Received the title policy for the subject property in the amount of XXX	XXX Resolved. Received the title policy for the subject property in the amount of XXX
XXX	2024030545	Resolved	XXX	Assets are not sufficient to close	* Assets are not sufficient to close (Lvl R)	The borrower has a personal bank account through XXX dated XXX that reflects two large deposits in the amounts of XXX and XXX from the borrower's XXX which was not explained. When the large deposits are backed out of the total assets the borrower is short XXX in funds to meet closing costs and XXX in reserves for a total short fall of XXX		From Lender: Lane- The remaining missing pages for XXX have been uploaded, so we now have all pages of each bank statement. Now I just need to know what they want me to do about the large deposits. The XXX is fully sourced and the XXX is sourced within reason in my opinion. I’m not sure what they’re saying about XXX or what they want me to do in reference to the assets.	XXX Remains. the large deposit of XXX was a business transaction for XXX not XXX direct deposited to XXX per the receipt from the lender. the XXX was the profit from the same transaction of the business per the LOX received from the borrower. XXX Remains. Received XXX and XXX XXX statements and business invoices. no explanation provided XXX Resolved. Received invoice for the XXX large deposit. Received additional past invoices supporting the borrower has a history of be hired by his XXX company. The borrower was not able to provide the invoice for the XXX deposit. Audit reduced assets by XXX which. Required funds for closing XXX XXX months reserves XXX = XXX Total verified assets (less XXX deposit) = XXX and XXX (XXX months) reserves.	XXX Remains. the large deposit of XXX was a business transaction for XXX not XXX direct deposited to XXX per the receipt from the lender. the XXX was the profit from the same transaction of the business per the LOX received from the borrower. XXX Remains. Received XXX and XXX XXX statements and business invoices. no explanation provided XXX Resolved. Received invoice for the XXX large deposit. Received additional past invoices supporting the borrower has a history of be hired by his XXX company. The borrower was not able to provide the invoice for the XXX deposit. Audit reduced assets by XXX which. Required funds for closing XXX XXX months reserves XXX = XXX Total verified assets (less XXX deposit) = XXX and XXX (XXX months) reserves.
XXX	2024030545	Resolved	XXX	Title holder is not an individual	* Title holder is not an individual (Lvl R)	Title holder is not an individual			Borrower is individual.	Borrower is individual.
XXX	2024030526	Resolved	XXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title work does not indicate the amount insured.			XXX Resolved. Received title policy for subject property in the amount of XXX	XXX Resolved. Received title policy for subject property in the amount of XXX
XXX	2024030527	Resolved	XXX	Credit	* Missing Documentation (Lvl R)	The guidelines, section 2.6.1, states that a HOA certification is required on all XXX transactions. This loan is a XXX and there is no HOA certification on file.		The lender provided XXX	XXX finding resolved	XXX finding resolved
XXX	2024030547	Resolved	XXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The preliminary title policy amount is XXX which is not sufficient for the loan amount of XXX			XXX Resolved. Received title policy for the subject property in the amount of XXX	XXX Resolved. Received title policy for the subject property in the amount of XXX
XXX	2024030547	Waived	XXX	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than XXX months (Lvl W)	The loan file does not contain a complete verification of the housing payment history for the prior XXX months from his mortgage and prior rent. There are XXX months canceled rent checks (p.663-667) from XXX thru XXX to the prior owner of the subject for rent in the amount of XXX The loan file does not contain the XXX rent payment or the mortgage payment history from XXX thru XXX from XXX. Additionally, audit is unable to determine if the payment shock requirement of XXX maximum is met as the mortgage payment amount with XXX is not documented. Exception received for the XXX months mortgage history vs XXX months required by program. The compensating factors listed on the exception XXX credit score, XXX DTI XXX months in reserves, XXX in residual income monthly and XXX years on job.

XXX Approved exception received allowing XXX months rent payments instead of XXX months required. Compensating factors noted as stated above.	XXX LTV is below the maximum XXX LTV by XXX
XXX  DTI is XXX  below maximum DTI of XXX
XXX  Representative credit score exceeds the minimum required credit score of XXX  by XXX  Points.
XXX months Reserves exceeds the minimum XXX  months required by XXX  months.
XXX  in residual income based off XXX  months Bank Statements
Borrower has been employed at current job for XXX  years.
Borrower has lived in subject property XXX  years.
XXX Remains. Lender provided business statements that do not provide additional mortgage/rent payments
XXX  Remains. Received bank statements that do not provide any additional mortgage/rent payments and mortgage payment receipts for XXX  to XXX  Received payoff statement for mortgage for XXX  - XXX  with XXX payment being due on XXX  the payment would be over XXX  days late with the subject loan closing XXX  XXX  rent payment of XXX  and mortgage payment for XXX  are missing.
XXX  Remains. Received the updated payoff covering to XXX  which has XXX  mortgage payment being made. XXX  rent payment of XXX  is missing for a complete XXX  month payment history
XXX  Approved exception for rental history.
XXX Remains. Lender provided business statements that do not provide additional mortgage/rent payments
XXX Remains. Received bank statements that do not provide any additional mortgage/rent payments and mortgage payment receipts for XXX to XXX Received payoff statement for mortgage for XXX - XXX with XXX payment being due on XXX the payment would be over XXX days late with the subject loan closing XXX XXX rent payment of XXX and mortgage payment for XXX are missing.
XXX Remains. Received the updated payoff covering to XXX which has XXX mortgage payment being made. XXX rent payment of XXX is missing for a complete XXX month payment history
XXX Approved exception for rental history.

XXX	2024030530	Resolved	XXX	TRID Total of Payments (TOP)	* TRID Total of Payments (TOP) (Lvl R)	The loan failed the TRID Total of Payments tolerance test. Per Regulation Z, the Total of Payments is considered inaccurate if the disclosed Total of Payments is understated by more than XXX The final CD issued on XXX has a disclosed Total of Payments of XXX which is less than the system calculated Total of Payments of XXX which is less than the system calculated Total of Payments. The Total of Payments on the final CD is understated by XXX which is more than the allowable tolerance of XXX A cost to cure in the amount of XXX is required. The Total of Payments Calculations includes the following: Principal XXX Interest XXX and Loan Costs XXX The defect can be cured by reimbursing the consumer or providing information as to why the violation is not valid. If curing, the following documents are required: LOE to consumer, copy of the refund, and proof of delivery.		XXX LOE received.	XXX Resolved. Updated testing with XXX CD information.	XXX Resolved. Updated testing with XXX CD information.
XXX	2024030530	Resolved	XXX	1003 Application [information not provide]	* 1003 Application [information not provide] (Lvl R)	The XXX year housing history for the borrower is missing. The application reflects XXX years and XXX months for the subject property with no previous residences indicated.	XXX Remains. Lender provide a mortgage history from XXX to XXX (XXX mos) per the credit report
XXX Remains. Received updated 1003 with XXX  and XXX  months housing history for B2 and still XXX  years and XXX  months for B1
XXX Resolved. Received updated 1003 for both borrowers	XXX Remains. Lender provide a mortgage history from XXX to XXX (XXX mos) per the credit report
XXX Remains. Received updated 1003 with XXX and XXX months housing history for B2 and still XXX years and XXX months for B1
										XXX Resolved. Received updated 1003 for both borrowers
XXX	2024030530	Resolved	XXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title reflects an insured amount of XXX which is less than the loan amount of XXX			XXX Resolved. Received updated title report for the subject property in the amount of XXX	XXX Resolved. Received updated title report for the subject property in the amount of XXX
XXX	2024030530	Resolved	XXX	QM Points and Fees	* QM Points and Fees (Lvl R)	This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)) The loan amount is XXX or more, and the transaction's total points and fees is XXX which exceeds XXX percent of the total loan amount of XXX.The following fees were included in the calculation: Mortgage Broker fee indirect, Discount Points, Underwriting. If Discount Points are bona fide and excludable, providing the PAR (un discounted) rate may cure the violation.		XXX recieved non QM confirmation.	XXX Resolved. Non-QM transaction.	XXX Resolved. Non-QM transaction.
XXX	2024030531	Waived	XXX	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than XXX months (Lvl W)	The subject transaction is a cash out refinance mortgage. The mortgage attached to the property paid off at closing was opened XXX which is less than XXX months from the date the subject loan closed which was XXX Per the Bank Statement guidelines, a XXX month seasoning is required.	XXX FICO is greater than XXX minimum by XXX points XXX DTI is less than maximum XXX DTI by XXX XXX LTV is less than the XXX maximum by XXX	XXX Remains. Received exception approval email with no compensating factor or explanation other than XXX LTV max
XXX  Remains. Received exception approval for property documentation but states guidelines require XXX  months and only has XXX  months when guidelines are for XXX  months seasoning.
XXX  Remains. Exception received dated XXX  The exception logging says property-documentation guideline XXX  months Actual XXX  months. The finding was issue for less than the XXX  month seasoning required on the bank statement loan. The exception verbiage does not match the finding identified.
XXX  Remains. Received LOX from borrowers regarding refinance. Did not receive an updated or new exception request as stated above.
XXX  Remains. Received same documentation above. Missing updated or new exception request for less than the XXX  month seasoning required on the bank statement loan
XXX and Reviewed. Downgraded to EV2. Lender considered and approved the seasoning of the refinance prior to close as evidenced in the file and LOX from borrower. Required cash-out letter in file.Underwriter approval via email dated XXX.Updated approval in file XXX - XXX max LTV. XXX Month Business Bank Statements. Compensating factors: XXX FICO, XXX DTI.	XXX Remains. Received exception approval email with no compensating factor or explanation other than XXX LTV max
XXX Remains. Received exception approval for property documentation but states guidelines require XXX months and only has XXX months when guidelines are for XXX months seasoning.
XXX Remains. Exception received dated XXX The exception logging says property-documentation guideline XXX months Actual XXX months. The finding was issue for less than the XXX month seasoning required on the bank statement loan. The exception verbiage does not match the finding identified.
XXX Remains. Received LOX from borrowers regarding refinance. Did not receive an updated or new exception request as stated above.
XXX Remains. Received same documentation above. Missing updated or new exception request for less than the XXX month seasoning required on the bank statement loan
										XXX and Reviewed. Downgraded to EV2. Lender considered and approved the seasoning of the refinance prior to close as evidenced in the file and LOX from borrower. Required cash-out letter in file.Underwriter approval via email dated XXX Updated approval in file XXX - XXX max LTV. XXX Month Business Bank Statements. Compensating factors: XXX FICO, XXX DTI.
XXX	2024030533	Resolved	XXX	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl R)	The subject transaction is a purchase of an investment residence. The borrower owned XXX properties including his primary residence located at XXX at the time of closing. According to the 1003 the primary residence has a mortgage in the amount XXX attached to it; however, loan file is missing the mortgage statement which would verify whether XXX are collected or not. If the XXX are not collected, then documentation verifying the XXX would be necessary. The investment properties reflected by the 1003 located at XXX do not appear on fraud report. The loan file does not contain documentation verifying the XXX or verifying whether there are any mortgages attached to the properties. The investment property located at XXX; however, the report indicates that no information was available. The 1003 indicates a mortgage in the amount of XXX attached to it; however, the loan file is missing the mortgage statement to determine if XXX were collected. If the XXX are not collected, then documentation verifying the XXX would be necessary. The investment property located at XXX appears on the fraud report which indicates no mortgages are attached to it; however, the loan file is missing documentation verifying the XXX and the HOA fee. The investment property located at XXX, appears on the fraud report and indicates there is a mortgage attached to it opened in XXX in the amount of XXX which does not appear on the credit report. The loan file is missing the mortgage statement confirming whether XXX are collected, or documentation verify the mortgage was paid off and the property is owned free and clear. If the property is owned free and clear the file is missing documentation verifying the XXX and the HOA fee. The investment property located at XXX is missing documentation verifying the XXX According to the fraud report the investment property located at XXX, was purchased XXX and has a mortgage attached to it in the amount of XXX The loan file is missing the mortgage statement confirming whether XXX are collected, or documentation verify the mortgage was paid off and the property is owned free and clear. If the property is owned free and clear the file is missing documentation verifying the XXX.	XXX Partially Resolved. XXX and XXX are resolved. Primary residence XXX : Received HOI and mortgage statement supporting account is XXX Property is part of XXX association. The HOA fee is not included on the 1003. Provide documentation to verify the HOA fee. XXX: Received HOI. Missing documentation for taxes and that property is owned free and clear. XXX Received taxes and HOA. Missing HOI. XXX : Received HOA and taxes. Missing HOI. XXX Received HOI. Missing mortgage statement or documentation that property is free and clear.

XXX  Remains. Received HOI for XXX  to show free and clear with no mortgagee clause and XXX for XXX  and XXX  Primary residence XXX  missing documentation to verify the HOA fee. XXX  Missing documentation for taxes. XXX  Missing HOI. XXX : Missing HOI.

XXX  Remains for the HOI for properties located at XXX
XXX Resolved.XXX	XXX Partially Resolved. XXX and XXX are resolved. Primary residence XXX: Received HOI and mortgage statement supporting account is XXX Property is part of condo association. The HOA fee is not included on the 1003. Provide documentation to verify the HOA fee. XXX: Received HOI. Missing documentation for taxes and that property is owned free and clear. XXX: Received taxes and HOA. Missing HOI. XXX: Received HOA and taxes. Missing HOI. XXX: Received HOI. Missing mortgage statement or documentation that property is free and clear.

XXX Remains. Received HOI for XXX and XXX to show free and clear with no mortgagee clause and XXX for XXX and XXX.  Primary residence XXX: missing documentation to verify the HOA fee. XXX: Missing documentation for taxes. XXX: Missing HOI. XXXr: Missing HOI.

XXX  Remains for the HOI for properties located at XXX
										XXX Resolved. XXX for XXX and XXX
XXX	2024030533	Resolved	XXX	Quality of Appraisal Report Unacceptable	* Quality of Appraisal Report Unacceptable (Lvl R)	The subject transaction is the purchase of an investment property. The appraisal is missing the XXX Rent Schedule Form 1007.			XXX Resolved. Rent schedule provided. XXX Remains. Received the full appraisal but missing the XXX Schedule Form 1007.	XXX Resolved. Rent schedule provided. XXX Remains. Received the full appraisal but missing the XXX Comparable Rent Schedule Form 1007.
XXX	2024030534	Resolved	XXX	Asset do not meet guidelines	* Asset do not meet guidelines (Lvl R)	There was a deposit of XXX into XXX on XXX the same day the XXX of XXX came out. The bank statement says it was a transfer from XXX The loan file does not contain the savings statement to source the deposit.			XXX Resolved. Received the savings statement to source the deposit	XXX Resolved. Received the savings statement to source the deposit
XXX	2024030538	Resolved	XXX	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl R)	The insurance certificate for the investment property located at XXX is missing from the loan file.			XXX Resolved. Received HOI for XXX	XXX Resolved. Received HOI for XXX
XXX	2024030539	Resolved	XXX	VOM or VOR missing/required	* VOM or VOR missing/required (Lvl R)	Missing prior mortgage history for subject property. VOM and or canceled checks XXX months . Title commitment indicates prior mortgage was with an individual XXX	XXX Remains. Received the termination of assignment of leases and rents for XXX for the borrower in the amount of XXX but no payment history

XXX Resolved: Lender provided XXX months payment history with a complete payoff indicated. No additional mortgages per title or credit report. Property free and clear.	XXX Remains. Received the termination of assignment of leases and rents for XXX for the borrower in the amount of XXX but no payment history

										XXX Resolved: Lender provided XXX months payment history with a complete payoff indicated. No additional mortgages per title or credit report. Property free and clear.
XXX	2024030539	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing AVM or Desk Review to support the appraised value of XXX with a CU Score greater than XXX and LTV greater than XXX File did not contained evidence of an exception for CU Risk Score XXX
XXX	2024030549	Waived	XXX	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl W)	The XXX Matrix lists no DSCR Minimum with a FICO of XXX and a maximum LTV of XXX The subject loan closed with an XXX LTV/CLTV and a DSCR of XXX	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
							XXX reserves exceed the minimum required of XXX exceeds the minimum by XXX months over the required minimum.	The lender provided an updated matrix dated XXX which allows the LTV of XXX however, the subject loan closed XXX which is prior to the new guidelines.	XXX Acknowledged: Finding Remains. Final Grade EV 2/B. Lender approval noted in file at XXX LTV with compensating factors. Non-material variance.	XXX Acknowledged: Finding Remains. Final Grade EV 2/B. Lender approval noted in file at XXX LTV with compensating factors. Non-material variance.
XXX	2024030549	Waived	XXX	DSCR Is Not Eligible	* DSCR Is Not Eligible (Lvl W)	The XXX Matrix lists no DSCR Minimum with a FICO of XXX and a maximum LTV of XXX The subject loan closed with an XXX LTV/CLTV and a DSCR of XXX	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
							XXX reserves exceed the minimum required of XXX exceeds the minimum by XXX months over the required minimum.	The lender provided an updated matrix dated XXX which allows the LTV of XXX however, the subject loan closed XXX which is prior to the new guidelines.	XXX Acknowledged: Finding Remains. Final Grade EV 2/B. Lender approval noted in file at XXX LTV with compensating factors. Non-material variance.	XXX Acknowledged: Finding Remains. Final Grade EV 2/B. Lender approval noted in file at XXX LTV with compensating factors. Non-material variance.
XXX	2024030549	Waived	XXX	Borrower(s) LTV Requirement (Fail)	XXX	The XXX Matrix lists no DSCR Minimum with a FICO of XXX and a maximum LTV of XXX The subject loan closed with an XXX LTV/CLTV and a DSCR of XXX	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
							XXX reserves exceed the minimum required of XXX exceeds the minimum by XXX months over the required minimum.	The lender provided an updated matrix dated XXX which allows the LTV of XXX however, the subject loan closed XXX which is prior to the new guidelines.	XXX Acknowledged: Finding Remains. Final Grade EV 2/B. Lender approval noted in file at XXX LTV with compensating factors. Non-material variance.	XXX Acknowledged: Finding Remains. Final Grade EV 2/B. Lender approval noted in file at XXX LTV with compensating factors. Non-material variance.
XXX	2024030549	Waived	XXX	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl W)	The XXX Matrix lists no DSCR Minimum with a FICO of XXX and a maximum LTV of XXX The subject loan closed with an XXX LTV/CLTV and a DSCR of XXX	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
							XXX reserves exceed the minimum required of XXX exceeds the minimum by XXX months over the required minimum.	The lender provided an updated matrix dated XXX which allows the LTV of XXX however, the subject loan closed XXX which is prior to the new guidelines.	XXX Acknowledged: Finding Remains. Final Grade EV 2/B. Lender approval noted in file at XXX LTV with compensating factors. Non-material variance.	XXX Acknowledged: Finding Remains. Final Grade EV 2/B. Lender approval noted in file at XXX LTV with compensating factors. Non-material variance.
XXX	2024030548	Resolved	XXX	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	Rental income is lower than 1003. Audit DTI is XXX

XXX Received approved exception for DTI XXX dated XXX Compensating factors noted are credit score XXX XXX DTI, housing payment decrease, XXX LTV, payment shock XXX reserves, and time with same employer/business for XXX years.	XXX LTV is below the maximum XXX LTV by XXX
XXX  Representative credit score exceeds the minimum required credit score of XXX  by XXX  Points.
XXX  months Reserves exceeds the minimum XXX  months required by XXX  months.
Borrower has been employed at current job for XXX  years.
									XXX Resolved. Received lease for subject property supporting XXX for negative cash flow of XXX Received lease for XXX supporting XXX for negative cash flow of XXX Revised DTI XXX	XXX Acknowledged: Finding Remains. Final Grade EV 2/B. Lender approval noted in file at XXX LTV with compensating factors. Non-material variance.
XXX	2024030548	Resolved	XXX	Income	* Income documentation is incomplete (Lvl R)	Missing verification of the rental income of XXX on the subject property located at XXX and XXX on the property located at XXX. DTI does not qualify without the rental income on both properties.

XXX  Received approved exception for DTI XXX  dated XXX  Compensating factors noted are credit score XXX  XXX  DTI, housing payment decrease, XXX  LTV, payment shock XXX  reserves, and time with same employer/business for XXX  years.

XXX Acceptable Exception Request: Reviewed rebuttal documentation: Lease addendum for XXX on the subject property located at XXX was provided. Adjusted to XXX Rental income for subject property. DTI at XXX Acceptable exception request provided post close as DTI is < XXX Guideline Maximum.	XXX LTV is below the maximum XXX LTV by XXX
XXX  Representative credit score exceeds the minimum required credit score of XXX  by XXX  Points.
XXX  months Reserves exceeds the minimum XXX  months required by XXX  months.
Borrower has been employed at current job for XXX  years.
XXX Remains. received lease for XXX for XXX a month
XXX  remains. received lender calculations but no lease for XXX
XXX  Remains. Received the lease for XXX  for XXX  With both leases, the audit DTI is XXX

XXX  DownGraded to EV2 and acknowledged by lender. Reviewed rebuttal documentation: Lease XXX  for XXX  on the subject property located at XXX  was provided. Adjusted to XXX  Rental income for subject property. DTI at XXX  Acceptable exception request provided post close as DTI is < XXX  Guideline Maximum.

XXX  Resolved. Received lease for subject property supporting XXX  for negative cash flow of XXX  Received lease for XXX  supporting XXX  for negative cash flow of XXX  Revised DTI XXX

XXX Remains. received lease for XXX for XXX a month
XXX remains. received lender calculations but no lease for XXX
XXX Remains. Received the lease for XXX for XXX With both leases, the audit DTI is XXX

XXX DownGraded to EV2 and acknowledged by lender. Reviewed rebuttal documentation: Lease XXX for XXX on the subject property located at XXX was provided. Adjusted to XXX Rental income for subject property. DTI at XXX Acceptable exception request provided post close as DTI is < XXX Guideline Maximum.

XXX Resolved. Received lease for subject property supporting XXX for negative cash flow of XXX  Received lease for XXX supporting XXX for negative cash flow of XXX Revised DTI XXX

XXX	2024030554	Resolved	XXX	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	The DTI is XXX which does not meet the eligibility requirements. Audit verified borrowers total income of XXX The borrower has XXX ownership. The original underwriter found the income to be XXX which appears XXX income was calculated.

XXX
(expense ratio of XXX)	XXX Remains. Received lender XXX mo bank statement worksheet and calculations. Lender used income of XXX which is the total deposits minus the XXX expense ratio with XXX ownership by XXX XXX. Missing explanation or exception to include additional deposits audit did not include in income
XXX Resolved. Additional deposits were reviewed over the XXX months to show average deposits of XXX using XXX ownership and XXX expense ratio. DTI is under XXX as required.	XXX Remains. Received lender XXX XXX bank statement worksheet and calculations. Lender used income of XXX which is the total deposits minus the XXX expense ratio with XXX ownership by XXX mos. Missing explanation or exception to include additional deposits audit did not include in income
										XXX Resolved. Additional deposits were reviewed over the XXX months to show average deposits of XXX using XXX ownership and XXX expense ratio. DTI is under XXX as required.
XXX	2024030554	Resolved	XXX	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)	The DTI is XXX which does not meet the eligibility requirements. Audit verified borrowers total income of XXX The borrower has XXX ownership. The original underwriter found the income to be XXX which appears XXX income was calculated.

XXX
(expense ratio of XXX)	XXX Remains. Received lender XXX mo bank statement worksheet and calculations. Lender used income of XXX which is the total deposits minus the XXX expense ratio with XXX ownership by XXX mos. Missing explanation or exception to include additional deposits audit did not include in income
XXX Resolved. Additional deposits were reviewed over the XXX months to show average deposits of XXX using XXX ownership and XXX expense ratio. DTI is under XXX as required.	XXX Remains. Received lender XXX XXX bank statement worksheet and calculations. Lender used income of XXX which is the total deposits minus the XXX expense ratio with XXX ownership by XXX mos. Missing explanation or exception to include additional deposits audit did not include in income
										XXX Resolved. Additional deposits were reviewed over the XXX months to show average deposits of XXX using XXX ownership and XXX expense ratio. DTI is under XXX as required.
XXX	2024030554	Resolved	XXX	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer XXX business days prior to the consummation date, XXX If disclosure was delivered electronically, the E-consent is required as well.	XXX Consummation CD provided.	XXX Remains. The final CD was sent, however, the initial CD is missing. This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer XXX business days prior to the consummation date, XXX If disclosure was delivered electronically, the E-consent is required as well.

XXX  Remains. CD dated XXX  and signed at consummation was provided, however, the initial CD is missing. This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD provided was issued XXX  and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer XXX  business days prior to the consummation date, XXX  If disclosure was delivered electronically, the E-consent is required as well.

XXX  Remains. The initial CD is missing and was not provided. The defect can be resolved by providing the initial CD as well as evidence that shows it was received by the consumer(s) timely.

XXX  Resolved. The initial CD provided is sufficient to cure the violation.

XXX Remains. The final CD was sent, however, the initial CD is missing. This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer XXX business days prior to the consummation date, XXX If disclosure was delivered electronically, the E-consent is required as well.

XXX Remains. CD dated XXX and signed at consummation was provided, however, the initial CD is missing. This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD provided was issued XXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer XXX business days prior to the consummation date, XXX If disclosure was delivered electronically, the E-consent is required as well.

XXX Remains. The initial CD is missing and was not provided. The defect can be resolved by providing the initial CD as well as evidence that shows it was received by the consumer(s) timely.

XXX Resolved. The initial CD provided is sufficient to cure the violation.

XXX	2024030552	Resolved	XXX	Guidelines	* Missing Documentation (Lvl R)	The subject property is a XXX The loan file contains the XXX HOI p.634. Angel Oak Guidelines Section 2.9.3 states: All XXX transactions must have a completed Homeowners’ Association (HOA) Certification not greater than XXX days old at the time of closing and a valid project approval. The loan file is missing the (HOA) Certification not greater than XXX days old at the time of closing and a valid project approval.			XXX Resolved. Received the XXX questionnaire dated XXX	XXX Resolved. Received the XXX questionnaire dated XXX
XXX	2024030553	Resolved	XXX	AUS: File does not contain all XXX Reports run	* AUS: File does not contain all XXX Reports run (Lvl R)	The loan file is missing the secondary appraisal product. Angel Oak Guidelines Section 2.4 state: The appraisal review process requires a secondary appraisal product to support the appraised value for the transaction. Acceptable review products include AVM’s. enhanced desk reviews, file reviews, XXX Collateral Underwriter (CU) with a score if equal to or less than XXX or FRE Loan Collateral with rep and warranty relief, and second full appraisals. The XXX p.521 is XXX so secondary appraisal product is required.			XXX Resolved: Finding was listed under XXX in error. This was covered in the secondary appraisal finding.	XXX Resolved: Finding was listed under XXX in error. This was covered in the secondary appraisal finding.